Summary of Significant Accounting Policies (details) - Additional Details (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies disclosure
Minimum collateral provided by borrowers of securities, as a percentage of the market value of the loaned securities plus accrued interest	102.00%
Number of reportable business segments	3
Liabilities for losses for most long-term disability and annuity claim payments primarily arising from workers' compensation insurance and workers' compensation excess insurance policies, discount rate (percent)	5.00%	5.00%
Liabilities for losses for most long-term disability and annuity claim payments primarily arising from workers' compensation insurance and workers' compensation excess insurance policies	$ 2,210,000,000	$ 2,010,000,000
Liability for guaranty fund and other insurance-related assessments	261,000,000	297,000,000
Recoverables for liability for guaranty fund and other insurance-related assessments	14,000,000	15,000,000
Minimum expected payment period for loss-based assessments and recoveries	1 year	1 year
Net written premiums for participating dividend policies as a percent of total Company net written premiums	1.00%	2.00%	1.00%
Liability accrued for policyholder dividends	$ 53,000,000	$ 59,000,000
Number of reportable business segments impacted by announced realignment	2
Percentage of capital provided by International for its syndicate at Lloyd's	100.00%
Number of principal business units through which Company's syndicate at Lloyd's writes business	5
Percent of common stock owned, J. Malucelli - Brazilian joint venture	49.50%